PREPAYMENTS	6 Months Ended
Jun. 30, 2024
Disclosure Prepayments Abstract
PREPAYMENTS
10.	PREPAYMENTS

	December 31,	June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Prepayment to suppliers	1,093	1,043	144
Deferred expenses	14	24	3

Total	1,107	1,067	147